GREEN CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
May 31, 2022

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (91.45%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Butte-Glenn Community College District, 4.000%, 08/01/2026	1,000,000	$1,002,812

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	1,938,934

CALIFORNIA HOUSING FINANCE
California Housing Finance Agency, 4.000%, 03/20/2033	360,819	360,904

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,319,916

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	480,000	528,231
California Municipal Finance Authority, 5.000%, 10/01/2044	800,000	833,672

CALIFORNIA STATE UNIVERSITY
California State University, 4.000%, 11/01/2030	1,100,000	1,112,463

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.000%, 06/01/2044	500,000	531,701
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,652,310

CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
City of Roseville CA Electric System Revenue, 5.000%, 02/01/2025	750,000	779,069

CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,114,580

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	150,000	167,598
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	2,050,000	2,225,519

EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District, 5.250%, 09/01/2023	975,000	1,018,494

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,752,834

LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
La Mirada Redevelopment Agency Successor Agency, 5.000%, 08/15/2023	1,000,000	1,038,047

LOS ANGELES COMMUNITY COLLEGE DISTRICT
Los Angeles Community College District/CA, 5.000%, 08/01/2028	865,000	922,199

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	524,812
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 07/01/2023	1,500,000	1,553,324

LOS ANGELES DEPARTMENT OF WATER & POWER
Los Angeles Department of Water & Power Water System Revenue, 5.000%, 07/01/2037	995,000	998,117
Los Angeles Department of Water & Power Water System Revenue, 5.000%, 07/01/2037	990,000	992,352

LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,593,945

MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District/CA, 3.000%, 08/01/2034	2,000,000	1,970,879

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mount San Antonio Community College District, 5.000%, 08/01/2034	345,000	358,576

PORT OF LOS ANGELES
Port of Los Angeles, 4.000%, 08/01/2023	290,000	297,707

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 07/01/2024	770,000	797,332

SAN DIEGO COMMUNITY COLLEGE DISTRICT
San Diego Community College District, 5.000%, 08/01/2027	1,175,000	1,221,236

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 4.000%, 08/01/2034	645,000	679,263
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	2,300,000	2,554,287

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	680,000	731,022
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,253,343

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	2,000,000	2,058,078

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Santa Clara Valley Transportation Authority, 5.000%, 04/01/2034	1,000,000	1,083,515

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,036,307

STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	910,150

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	344,539

UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 05/15/2029	925,000	976,529

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	3,595,000	2,888,947

Total Municipal Bonds (Cost $48,544,804)		45,123,543

Variable Rate Demand Notes (7.30%)
Eastern Municipal Water District, 0.310%, 07/01/2046*,**	2,000,000	2,000,000
Metropolitan Water District of Southern California, 0.310%, 07/01/2035*,**	1,600,000	1,600,000
Total Variable Rate Demand Notes		3,600,000

Total Investments (Cost $48,544,804) (98.75%)		$48,723,543
Other Net Assets (1.25%)		614,506
Net Assets (100.00%)		$49,338,049

*	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents
**	Rate Effective as of May 31, 2022